Share-Based Compensation - Parascent Warrant Obligation Fair Value of Awards (Details) - Parascent warrant obligation	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	10 years	10 years
Expected volatility	96.30%	99.80%
Risk-free interest rate	4.60%	4.20%
Dividend yield	0.00%	0.00%